MoA Clear Passage 2040 Fund Expense Example - MoA Clear Passage 2040 Fund - MoA Clear Passage 2040 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591